Transfers of Financial Assets	12 Months Ended
Dec. 31, 2019
Transfers of Financial Assets [Abstract]
Disclosure of transfers of financial assets [text block]

Transfer of Financial Assets, Assets Pledged and Received as Collateral

The Group enters into transactions in which it transfers financial assets held on the balance sheet and as a result may either be eligible to derecognize the transferred asset in its entirety or must continue to recognize the transferred asset to the extent of any continuing involvement, depending on certain criteria. These criteria are discussed in Note 1 "Significant Accounting Policies and Critical Accounting Estimates".

Where financial assets are not eligible to be derecognized, the transfers are viewed as secured financing transactions, with any consideration received resulting in a corresponding liability. The Group is not entitled to use these financial assets for any other purposes. The most common transactions of this nature entered into by the Group are repurchase agreements, securities lending agreements and total return swaps, in which the Group retains substantially all of the associated credit, equity price, interest rate and foreign exchange risks and rewards associated with the assets as well as the associated income streams.

Information on asset types and associated transactions that did not qualify for derecognition

in € m.	Dec 31, 2019	Dec 31, 2018
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	31,329	33,980
Securities lending agreements	13,001	41,621
Total return swaps	1,615	1,835
Other	2,341	6,589
Total trading securities	48,285	84,025
Other trading assets	90	69
Non-trading financial assets mandatory at fair value through profit or loss	439	1,289
Financial assets at fair value through other comprehensive income	2,537	4,286
Loans at amortized cost[1]	310	408
Others	236	0
Total	51,897	90,076
Carrying amount of associated liabilities	37,790	46,218

¹Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2019 and December 31, 2018. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.

Carrying value of assets transferred in which the Group still accounts for the asset to the extent of its continuing involvement

in € m.	Dec 31, 2019	Dec 31, 2018
Carrying amount of the original assets transferred
Trading securities	1,101	759
Financial assets designated at fair value through profit or loss	0	306
Non-trading financial assets mandatory at fair value through profit or loss	698	386
Carrying amount of the assets continued to be recognized
Trading securities	109	35
Financial assets designated at fair value through profit or loss	0	15
Non-trading financial assets mandatory at fair value through profit or loss	23	43
Carrying amount of associated liabilities	185	117

The Group could retain some exposure to the future performance of a transferred asset either through new or existing contractual rights and obligations and still be eligible to derecognize the asset. This ongoing involvement will be recognized as a new instrument which may be different from the original financial asset that was transferred. Typical transactions include retaining senior notes of non-consolidated securitizations to which originated loans have been transferred; financing arrangements with structured entities to which the Group has sold a portfolio of assets; or sales of assets with credit-contingent swaps. The Group’s exposure to such transactions is not considered to be significant as any substantial retention of risks associated with the transferred asset will commonly result in an initial failure to derecognize. Transactions not considered to result in an ongoing involvement include normal warranties on fraudulent activities that could invalidate a transfer in the event of legal action, qualifying pass-through arrangements and standard trustee or administrative fees that are not linked to performance.

The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2019			Dec 31,2018
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	325	334	334	372	372	372
Other	10	10	10	14	14	14
Total loans at amortized cost	336	344	344	385	385	385
Financial assets held at fair value through profit or loss
Securitization notes	36	36	36	22	22	22
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0	0	5	5	5
Total financial assets held at fair value through profit or loss	36	36	36	27	27	27
Financial assets at fair value through other comprehensive income:
Securitization notes	457	465	465	112	112	112
Other	0	0	0	0	0	0
Total financial assets at fair value through other comprehensive income	457	465	465	112	112	112
Total financial assets representing on-going involvement	828	845	845	524	524	524
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross-currency or inflation-linked swap	11	11	0	61	61	0
Total financial liabilities representing on-going involvement	11	11	0	61	61	0

[1]The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.

The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2019			Dec 31,2018
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	15	27	100	9	13	11
Non-standard Interest Rate, cross-currency or inflation-linked swap	(0)	(0)	0	21	268	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	15	27	100	30	281	11

The Group pledges assets primarily as collateral against secured funding and for repurchase agreements, securities borrowing agreements as well as other borrowing arrangements and for margining purposes on OTC derivative liabilities. Pledges are generally conducted under terms that are usual and customary for standard securitized borrowing contracts and other transactions described.

Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]

in € m.	Dec 31, 2019	Dec 31, 2018
Financial assets at fair value through profit or loss	36,686	41,816
Financial assets at fair value through other comprehensive income	2,943	4,274
Loans	70,323	75,641
Other	1,617	1,364
Total	111,570	123,095

[1]Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

Total assets pledged to creditors available for sale or repledge[1]

in € m.	Dec 31, 2019	Dec 31, 2018
Financial assets at fair value through profit or loss	34,503	45,640
Financial assets at fair value through other comprehensive income	1,303	3,201
Loans	132	11
Other	236	0
Total	36,174	48,851

[1]Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

The Group receives collateral primarily in reverse repurchase agreements, securities lending agreements, derivatives transactions, customer margin loans and other transactions. These transactions are generally conducted under terms that are usual and customary for standard secured lending activities and the other transactions described. The Group, as the secured party, has the right to sell or re-pledge such collateral, subject to the Group returning equivalent securities upon completion of the transaction. This right is used primarily to cover short sales, securities loaned and securities sold under repurchase agreements.

Fair Value of collateral received

in € m.	Dec 31, 2019	Dec 31, 2018
Securities and other financial assets accepted as collateral	251,757	292,474
Of which:
Collateral sold or repledged	200,378	240,365